Accounts Receivable and Contract Assets - Schedule of Accounts Receivables and Contract Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivables	$ 1,422	$ 3,553
Unbilled receivables	713	710
Total	$ 2,135	$ 4,263